UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08709

Western Asset High Income Fund II Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Semi-Annual Report
October 31, 2025

WESTERN ASSET
HIGH INCOME FUND II INC. (HIX)

Fund objectives
The Fund seeks to maximize current income. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. In addition, the Fund may invest up to 35% of its total assets in debt securities of issuers located in emerging market countries.
What’s inside

II
Western Asset High Income Fund II Inc.

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset High Income Fund II Inc. for the six-month reporting period ended October 31, 2025. Please read on for Fund performance information during the Fund’s reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
November 28, 2025
Western Asset High Income Fund II Inc.

III

Performance review
For the six months ended October 31, 2025, Western Asset High Income Fund II Inc. returned 9.72% based on its net asset value (NAV)i and 11.00% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s benchmark, the Composite Indexii, comprised of 80% Bloomberg U.S. Corporate High Yield (2% constrained) and 20% JPMorgan Emerging Markets Bond Index Global (JPM EMBI Global), and unmanaged benchmarks, the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index and the JPM EMBI Global, returned 7.08%, 6.34% and 10.04%, respectively, for the same period.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During this six-month period, the Fund made distributions to shareholders totaling $0.29 per share. As of October 31, 2025, the Fund estimates that 63% of the distributions were sourced from net investment income and 37% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of October 31, 2025. Past performance is no guarantee of future results.

Performance Snapshot as of October 31, 2025 (unaudited)
Price Per Share	6-Month Total Return**
$4.37 (NAV)	9.72%†
$4.23 (Market Price)	11.00%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
Looking for additional information?
The Fund is traded under the symbol “HIX” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV
Western Asset High Income Fund II Inc.

“XHGIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset High Income Fund II Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
November 28, 2025
RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, such as credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. High yield bonds, known as “junk bonds,” involve greater credit and liquidity risks than investment grade bonds. Foreign securities are subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions which could result in significant fluctuations. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund is also permitted purchases of equity securities. Equity securities generally have greater price volatility than fixed income securities. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks,
Western Asset High Income Fund II Inc.

V

Performance review (cont’d)
market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the shares of common stock outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Composite Index is comprised of 80% Bloomberg U.S. Corporate High Yield (2% constrained) and 20% JPMorgan Emerging Markets Bond Index Global (JPM EMBI Global). The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index measures the performance of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The Index limits the maximum exposure to any one issuer to 2%. The JPMorgan Emerging Markets Bond Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.
 Important data provider notices and terms available at www.franklintempletondatasources.com.

VI
Western Asset High Income Fund II Inc.

Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

20%
15%
10%
5%
0%
As of October 31, 2025
As of April 30, 2025
15.6
17.6
14.1
13.8
13.4
10.8
9.9
12.0
8.9
9.6
7.6
8.7
6.4
6.0
5.1
3.7
4.7
4.9
4.6
5.0
3.7
4.5
1.8
1.1
1.7
1.2
1.2
1.0
1.3
0.1
Consumer discretionary
Communication services
Energy
Industrials
Financials
Sovereign bonds
Health care
Information technology
Asset-backed securities
Collateralized mortgage obligations
Materials
Utilities
Real estate
Consumer staples
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of October 31, 2025, and April 30, 2025, and does not include derivatives, such as forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited)
October 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 104.8%
Communication Services — 18.6%
Diversified Telecommunication Services — 4.4%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	2,240,000	$1,671,747 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,500,000	3,279,420 (a)(b)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	934,000	879,189 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	930,000	948,438 (a)
Altice France SA, Senior Secured Notes	6.500%	3/15/32	1,925,250	1,845,098 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	400,452	384,812 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	1,585,000	1,500,690 (a)(b)
Fibercop SpA, Senior Secured Notes	7.200%	7/18/36	1,176,000	1,194,216 (a)(b)
Fibercop SpA, Senior Secured Notes	7.721%	6/4/38	202,000	205,257 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	650,000	666,303 (a)
Telecom Argentina SA, Senior Notes	9.500%	7/18/31	920,000	958,732 (a)
Telecom Argentina SA, Senior Notes	9.250%	5/28/33	1,100,000	1,121,093 (a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	161,000	165,146
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	394,000	429,803
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	98,000	109,727
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	1,670,000	1,730,098 (a)
Total Diversified Telecommunication Services				17,089,769
Entertainment — 1.0%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	1,360,000	1,412,557 (a)(b)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	3,310,000	2,660,611 (b)
Total Entertainment				4,073,168
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — 8.8%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	1,060,000	$1,113,618 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	910,000	810,064 (b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	1,500,000	1,301,994 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,430,000	2,043,189 (a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	1,080,000	665,254 (b)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	1,260,000	1,300,557 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	310,000	308,552 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	1,790,000	1,784,842 (a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,520,000	1,313,936
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,990,000	2,096,282 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	5,051,707	5,564,983 (b)
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	2,926,369	3,022,881 (c)
EW Scripps Co., Secured Notes	9.875%	8/15/30	1,330,000	1,262,611 (a)(b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	160,000	158,971 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	920,000	928,464 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	980,000	985,989 (a)(b)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	845,500	778,959 (a)(b)
Sunrise HoldCo IV BV, Senior Secured Notes	5.500%	1/15/28	459,000	457,311 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	990,000	1,046,066 (a)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	1,090,000	$1,111,748 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	1,240,000	1,108,137 (a)(b)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,500,000 GBP	3,208,596 (a)(b)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,620,000	1,472,995 (a)(b)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	800,000	816,086 (a)
Total Media				34,662,085
Wireless Telecommunication Services — 4.4%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	360,000	316,211 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,150,000	909,173 (a)(b)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,220,000	1,368,200 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	2,330,000	844,795 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	800,000	485,021 (a)(b)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	4,630,000	2,841,608 (a)(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,364,072 (b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	6,291,603 (d)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	2,060,000	1,908,221 (a)(b)
Total Wireless Telecommunication Services				17,328,904

Total Communication Services				73,153,926
Consumer Discretionary — 19.1%
Automobile Components — 3.9%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	740,000	765,682 (a)(b)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	2,611,000	2,611,000
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	2,410,000	2,415,877 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	1,450,000	1,504,187 (a)
Garrett Motion Holdings Inc./ Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	840,000	884,801 (a)
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	2,640,000	$2,765,960 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	840,000	800,368 (a)(b)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	1,450,000	1,395,502 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	2,210,000	2,019,145 (a)(b)
Total Automobile Components				15,162,522
Automobiles — 2.3%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.375%	3/31/29	1,300,000 GBP	1,533,469 (a)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	950,000	1,016,476 (b)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,110,000	1,007,392 (b)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	2,320,000	2,177,512 (a)(b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	3,770,000	3,279,479 (a)(b)
Total Automobiles				9,014,328
Broadline Retail — 0.8%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	2,240,000	2,480,367 (a)(b)
Prosus NV, Senior Notes	4.193%	1/19/32	600,000	578,370 (e)
Total Broadline Retail				3,058,737
Diversified Consumer Services — 0.5%
IPD 3 BV, Senior Secured Notes	5.500%	6/15/31	320,000 EUR	376,695 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	5.389%	6/15/31	230,000 EUR	265,541 (a)(f)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,417,347
Total Diversified Consumer Services				2,059,583
Hotels, Restaurants & Leisure — 8.5%
Carnival Corp., Senior Notes	6.125%	2/15/33	1,440,000	1,485,885 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	6,990,000 EUR	7,476,792 (b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,770,000	3,350,136 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,240,000	1,226,707 (a)(b)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	1,210,000	$1,218,918 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	680,000	688,190 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	3,000,000	3,065,303 (a)(b)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	1,900,000 GBP	2,631,433 (a)(b)
Rivers Enterprise Lender LLC/ Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	2,220,000	2,239,482 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	2,620,000	2,483,890 (b)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	1,500,000	1,499,460 (a)(b)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,250,000	2,249,232 (a)(b)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	800,000	787,520 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,170,000	2,170,879 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	750,000	805,975 (a)
Total Hotels, Restaurants & Leisure				33,379,802
Household Durables — 0.6%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	1,630,000	1,623,407 (a)(b)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	820,000	843,302 (a)
Total Household Durables				2,466,709
Specialty Retail — 2.5%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,500,000	1,539,581 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	2,480,000	2,356,023 (a)(b)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	540,000	476,550 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,320,000	1,239,191 (a)(b)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	2,110,000	2,198,287 (b)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,098,000	2,035,761 (a)(b)
Total Specialty Retail				9,845,393

Total Consumer Discretionary				74,987,074
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 0.9%
Beverages — 0.5%
Central American Bottling Corp./ CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	2,150,000	$2,108,738 (a)
Food Products — 0.4%
Grupo Nutresa SA, Senior Notes	8.000%	5/12/30	1,410,000	1,516,807 (a)(b)

Total Consumer Staples				3,625,545
Energy — 19.7%
Energy Equipment & Services — 1.6%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	1,920,000	1,826,360 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	910,000	945,079 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	2,120,000	2,230,766 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	1,520,000	1,520,965 (a)
Total Energy Equipment & Services				6,523,170
Oil, Gas & Consumable Fuels — 18.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	500,000	526,299 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	1,120,000	1,123,365 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	2,350,000	2,401,735 (a)(b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	240,000	239,139 (b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	272,000	282,086 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	740,000	699,617 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	2,590,000	2,535,701 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,350,000	1,805,323 (b)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	4,110,000	3,027,118 (b)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	950,000	955,295 (b)(f)(g)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	751,000	$750,915 (f)(g)
Granite Ridge Resources Inc., Senior Notes	8.875%	10/31/29	3,440,000	3,302,400 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	20,000	20,709 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	1,360,000	1,426,386 (a)(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,258,041 (b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.639%	9/30/29	927,027	964,108 (a)(f)(h)(i)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,222,159 (a)(b)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	1,810,000	1,764,483 (a)(b)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,363,360 (b)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	970,000	987,907 (a)(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,620,000	5,713,135 (b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,502,489 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,000,000	721,055 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	881,264
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	5,220,000	4,244,283 (b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	710,000	724,776 (b)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	470,000	492,509 (a)(b)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	620,000	631,241 (a)(b)
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	2,961,000	$3,009,161 (a)(b)(f)(g)
Sunoco LP, Senior Notes	5.625%	3/15/31	1,450,000	1,451,842 (a)(b)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	4,750,000	4,444,223 (a)(b)(f)(g)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	2,290,000	2,447,499 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	960,000	1,083,939 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	620,000	657,043 (a)(b)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	1,110,000	1,057,561 (a)(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,540,000	1,331,077 (b)
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	7,627,000	6,584,763 (d)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	885,398 (b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	3,958,473 (d)
YPF SA, Senior Notes	6.950%	7/21/27	670,000	669,301 (a)
Total Oil, Gas & Consumable Fuels				71,147,178

Total Energy				77,670,348
Financials — 10.0%
Banks — 4.1%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,000,000	1,220,202 (b)(f)(g)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	4,320,000	4,558,780 (a)(d)(f)(g)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	530,000	$546,665 (f)(g)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,730,000	2,029,771 (b)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,050,000	3,055,833 (a)(b)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	4,320,000	4,684,468 (d)(f)(g)
Total Banks				16,095,719
Capital Markets — 1.4%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,500,000	1,410,413 (a)(b)
Credit Suisse AG AT1 Claim	—	—	14,780,000	0 *(h)(i)(j)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	1,000,000	1,035,514 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	1,540,000	1,632,341 (a)(b)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	1,440,000	1,571,220 (a)(b)(f)(g)
Total Capital Markets				5,649,488
Consumer Finance — 0.4%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	493,541 (a)(b)
FirstCash Inc., Senior Notes	6.875%	3/1/32	1,000,000	1,038,877 (a)(b)
Total Consumer Finance				1,532,418
Financial Services — 2.2%
Boost Newco Borrower LLC/ GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	190,000 GBP	266,256 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	610,000	622,982 (a)
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,330,000	$2,446,857 (a)(b)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	1,520,000	1,568,873 (a)(b)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	901,373	781,950 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	1,190,000	1,246,417 (a)(b)
VistaJet Malta Finance PLC/ Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	600,000	609,259 (a)(b)
VistaJet Malta Finance PLC/ Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	970,000	937,681 (a)(b)
Total Financial Services				8,480,275
Insurance — 0.8%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	540,000	554,164 (a)
APH Somerset Investor 2 LLC/ APH2 Somerset Investor 2 LLC/ APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	1,410,000	1,453,400 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000	1,237,998 (a)(b)
Total Insurance				3,245,562
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	1,000,000	963,305 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	1,390,000	1,414,885 (a)(b)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	1,820,000	1,919,124 (a)(b)
Total Mortgage Real Estate Investment Trusts (REITs)				4,297,314

Total Financials				39,300,776
Health Care — 8.0%
Health Care Providers & Services — 4.1%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	2,570,000	2,332,558 (a)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,190,000	$1,063,498 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	3,060,000	3,302,597 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	2,180,000	2,310,881 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000	2,432,203 (b)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	1,000,000	1,103,852 (a)(b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,500,000	1,578,228 (a)(b)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	1,810,000	1,967,687 (b)
Total Health Care Providers & Services				16,091,504
Pharmaceuticals — 3.9%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	3,030,000	3,170,212 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	650,000	647,767 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	310,000	254,588 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	3,580,000	3,260,539 (a)(b)
Par Pharmaceutical Inc., Escrow	—	—	1,050,000	0 *(h)(i)(j)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,463,124 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	2,700,000	2,718,886 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	2,380,000	2,486,012
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	480,000	361,054
Total Pharmaceuticals				15,362,182

Total Health Care				31,453,686
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 12.3%
Aerospace & Defense — 1.9%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	580,000	$597,132 (a)(b)
Bombardier Inc., Senior Notes	7.500%	2/1/29	1,910,000	1,991,147 (a)(b)
Bombardier Inc., Senior Notes	8.750%	11/15/30	1,200,000	1,295,702 (a)(b)
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,450,000	1,540,872 (a)(b)
Bombardier Inc., Senior Notes	7.000%	6/1/32	130,000	136,648 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	780,000	819,779 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,000,000	1,020,977 (a)(b)
Total Aerospace & Defense				7,402,257
Building Products — 0.7%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	520,000	540,274 (a)(b)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,960,000	2,034,425 (a)
Total Building Products				2,574,699
Commercial Services & Supplies — 3.2%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,930,000	4,149,864 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	2,080,000	2,279,655
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	990,000	1,045,923
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	660,000	691,268 (a)(b)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	1,390,000	1,452,382 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,780,000	2,852,753 (a)
Total Commercial Services & Supplies				12,471,845
Construction & Engineering — 1.2%
Arcosa Inc., Senior Notes	6.875%	8/15/32	640,000	672,625 (a)(b)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/ Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	1,700,000	1,749,275 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,070,000	2,311,816 (a)
Total Construction & Engineering				4,733,716
Ground Transportation — 0.7%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,950,000	1,826,451 (a)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ground Transportation — continued
XPO Inc., Senior Notes	7.125%	2/1/32	1,000,000	$1,055,065 (a)
Total Ground Transportation				2,881,516
Machinery — 0.8%
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	1,390,000	1,420,038 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,731,000	1,736,272 (b)
Total Machinery				3,156,310
Passenger Airlines — 2.4%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	3,760,000	3,849,572 (a)(b)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,870,000	1,952,106 (a)(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000	882,522 (b)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	930,000	915,003 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	11.000%	3/12/30	1,879,348	1,000,753 *(a)(k)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	1,010,000	1,008,546 (a)(b)
Total Passenger Airlines				9,608,502
Trading Companies & Distributors — 1.0%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	1,060,000	1,110,179 (a)(b)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	1,060,000	1,118,372 (a)(b)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,500,000	1,567,106 (a)(b)
Total Trading Companies & Distributors				3,795,657
Transportation Infrastructure — 0.4%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	400,000	419,350 (a)
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	1,000,000 GBP	1,307,390 (b)(e)
Total Transportation Infrastructure				1,726,740

Total Industrials				48,351,242
Information Technology — 5.7%
Communications Equipment — 2.2%
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	1,120,000	1,142,278 (a)(b)
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Communications Equipment — continued
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	5,210,000	$5,523,455 (a)(b)
Viasat Inc., Senior Notes	7.500%	5/30/31	2,130,000	2,001,326 (a)
Total Communications Equipment				8,667,059
Electronic Equipment, Instruments & Components — 0.8%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	650,000	656,780 (a)(b)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	2,640,000	2,591,351 (a)(b)
Total Electronic Equipment, Instruments & Components				3,248,131
IT Services — 0.8%
CoreWeave Inc., Senior Notes	9.250%	6/1/30	710,000	717,882 (a)(b)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	1,010,000	1,014,217 (a)(b)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	910,000	940,670 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	480,000 EUR	573,569 (a)
Total IT Services				3,246,338
Semiconductors & Semiconductor Equipment — 0.4%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	1,670,000	1,717,109 (a)(b)
Software — 1.3%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	2,970,000	3,123,798 (a)(b)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	1,020,000	1,023,285 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	850,000	877,152 (a)(b)
Total Software				5,024,235
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	630,000	668,715 (a)(b)

Total Information Technology				22,571,587
Materials — 5.4%
Chemicals — 0.6%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	490,000	512,939 (a)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,690,000	$1,717,672 (a)(b)
Total Chemicals				2,230,611
Metals & Mining — 4.8%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,200,000	3,617,557 (d)
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	580,000	600,613 (a)(b)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	2,350,000	2,489,522 (a)(b)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,520,000	1,593,790 (a)(b)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	5,800,000	6,171,392 (a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	1,180,000	1,226,369 (a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	3,367,858 (d)
Total Metals & Mining				19,067,101

Total Materials				21,297,712
Real Estate — 2.4%
Diversified REITs — 0.6%
MPT Operating Partnership LP/ MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,300,000	1,251,802
MPT Operating Partnership LP/ MPT Finance Corp., Senior Notes	3.692%	6/5/28	220,000 GBP	245,402
MPT Operating Partnership LP/ MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	710,000	744,547 (a)
Total Diversified REITs				2,241,751
Health Care REITs — 0.4%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	260,000	228,429
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	1,190,000	1,203,428 (a)
Total Health Care REITs				1,431,857
Real Estate Management & Development — 0.5%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	294,005	16,905 (c)(e)
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — continued
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	239,445	$4,789 (c)(e)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	316,072	6,321 (c)(e)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	414,893	3,112 (e)(g)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	115,611	2,023 (c)(e)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	1,450,000	143,811 *(e)(l)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	330,000	353,785 (a)(b)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	1,580,000	1,615,961 (a)(b)
Total Real Estate Management & Development				2,146,707
Specialized REITs — 0.9%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	750,000	773,044 (a)(b)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	2,280,000	2,311,671 (a)(b)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	670,000	673,799 (a)(b)
Total Specialized REITs				3,758,514

Total Real Estate				9,578,829
Utilities — 2.7%
Electric Utilities — 2.1%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	510,000	524,546 (a)
Eskom Holdings, Senior Notes	4.314%	7/23/27	1,210,000	1,196,419 (e)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	3,210,000	3,267,324 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	930,000	963,785 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	980,000	1,040,705 (a)(b)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	1,250,000	1,313,883 (a)(b)
Total Electric Utilities				8,306,662
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — 0.6%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	970,000	$1,030,119 (a)(b)
VoltaGrid LLC, Secured Notes	7.375%	11/1/30	1,150,000	1,170,328 (a)(m)
Total Independent Power and Renewable Electricity Producers				2,200,447

Total Utilities				10,507,109
Total Corporate Bonds & Notes (Cost — $384,441,655)				412,497,834
Senior Loans — 15.1%
Communication Services — 1.9%
Interactive Media & Services — 0.6%
X Corp., Term Loan B1 (6 mo. Term SOFR + 6.750%)	10.448%	10/26/29	328,312	320,515 (f)(n)(o)
X Corp., Term Loan B3	9.500%	10/26/29	1,960,000	1,968,575 (n)(o)
Total Interactive Media & Services				2,289,090
Media — 1.3%
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	2,558,432	1,957,201 (c)(n)(o)
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	9.854%	5/1/29	1,357,740	1,216,589 (f)(n)(o)
Ziggo Financing Partnership, Term Loan Facility N (6 mo. Term SOFR + 3.250%)	7.027%	1/14/33	1,770,000	1,739,025 (f)(i)(n)(o)
Ziggo Financing Partnership, Term Loan I (6 mo. Term SOFR + 2.928%)	6.706%	4/30/28	455,669	455,776 (f)(n)(o)
Total Media				5,368,591

Total Communication Services				7,657,681
Consumer Discretionary — 3.8%
Automobile Components — 1.5%
ABC Technologies Inc., Term Loan B (1 mo. Term SOFR + 8.250%)	12.215%	1/2/40	1,940,000	1,867,250 (f)(h)(i)(n)(o)
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	8.079%	4/6/28	1,963,769	1,892,582 (f)(n)(o)
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.465%	5/6/30	1,488,750	1,491,080 (f)(n)(o)
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	3/30/27	1,370,187	$456,272 (f)(n)(o)
First Brands Group LLC, USD Term Loan	—	6/29/26	126,142	134,184 (p)
Total Automobile Components				5,841,368
Diversified Consumer Services — 0.2%
WW International Inc., Take- Back Term Loan (3 mo. Term SOFR + 6.800%)	10.803%	6/25/30	867,246	774,382 (f)(n)(o)
Hotels, Restaurants & Leisure — 1.7%
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	5.715%	9/20/30	985,031	983,539 (f)(n)(o)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.250%)	7.215%	1/27/29	1,963,124	1,963,624 (f)(n)(o)
Light & Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.287%	4/14/29	2,221,931	2,231,652 (f)(n)(o)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	5.965%	3/14/31	1,477,500	1,480,396 (f)(n)(o)
Total Hotels, Restaurants & Leisure				6,659,211
Specialty Retail — 0.4%
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	7.513%	3/3/28	1,552,257	1,532,931 (f)(n)(o)(p)

Total Consumer Discretionary				14,807,892
Consumer Staples — 0.9%
Beverages — 0.5%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	3/31/28	1,962,112	1,969,519 (f)(n)(o)
Consumer Staples Distribution & Retail — 0.4%
Froneri International Ltd., Term Loan Facility B4 (6 mo. Term SOFR + 2.000%)	6.197%	9/30/31	1,480,900	1,472,274 (f)(n)(o)

Total Consumer Staples				3,441,793
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 2025 Term Loan B7 (1 mo. Term SOFR + 1.750%)	5.718%	11/22/32	493,775	$494,511 (f)(n)(o)

Financials — 2.7%
Banks — 0.4%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.965%	8/2/28	1,469,943	1,473,390 (f)(n)(o)
Capital Markets — 0.2%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	8.652%	11/12/27	915,082	905,743 (f)(n)(o)
Consumer Finance — 0.5%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	7.965%	3/12/29	1,797,318	1,806,727 (f)(n)(o)
Financial Services — 1.0%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.002%	1/31/31	1,985,025	1,992,469 (f)(n)(o)
Jane Street Group LLC, Extended Term Loan (1 mo. Term SOFR + 2.000%)	5.956- 6.199%	12/15/31	981,959	974,039 (f)(n)(o)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.965%	7/31/31	390,000	391,316 (f)(n)(o)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.465%	7/31/31	643,520	640,213 (f)(n)(o)
Total Financial Services				3,998,037
Insurance — 0.5%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.065%	8/19/28	1,964,557	1,969,468 (f)(n)(o)
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust Inc., Term Loan (1 mo. Term SOFR + 2.364%)	6.329%	4/23/26	353,336	353,889 (f)(n)(o)

Total Financials				10,507,254
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 1.4%
Health Care Equipment & Supplies — 0.5%
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	5.965%	10/23/28	1,782,741	$1,786,155 (f)(n)(o)
Health Care Providers & Services — 0.2%
LifePoint Health Inc., Term Loan B	7.655- 7.782%	5/16/31	990,019	991,920 (f)(n)(o)
Health Care Technology — 0.5%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.884%	5/1/31	1,477,575	1,427,094 (f)(n)(o)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	7.590%	12/31/30	79,512	79,627 (f)(n)(o)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	8.702%	12/31/30	659,103	624,981 (f)(n)(o)
Total Health Care Technology				2,131,702
Pharmaceuticals — 0.2%
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	6.215%	5/5/28	704,591	707,086 (f)(n)(o)

Total Health Care				5,616,863
Industrials — 2.4%
Aerospace & Defense — 0.6%
TransDigm Inc., Term Loan J (3 mo. Term SOFR + 2.500%)	6.502%	2/28/31	2,462,578	2,468,698 (f)(n)(o)
Building Products — 0.8%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.513%	5/17/28	392,821	344,372 (f)(n)(o)
Quikrete Holdings Inc., New Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.215%	4/14/31	1,473,736	1,477,752 (f)(n)(o)
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	6.215%	2/10/32	1,373,100	1,376,320 (f)(n)(o)
Total Building Products				3,198,444
Machinery — 0.7%
TK Elevator Midco GmbH, USD Term Loan B (6 mo. Term SOFR + 3.000%)	7.197%	4/30/30	2,456,577	2,474,498 (f)(n)(o)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 0.3%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.196%	2/22/31	1,205,812	$1,210,659 (f)(n)(o)

Total Industrials				9,352,299
Information Technology — 1.8%
Semiconductors & Semiconductor Equipment — 0.3%
MKS Instruments Inc., 2025 Dollar Term Loan B (1 mo. Term SOFR + 2.000%)	5.977%	8/17/29	1,129,194	1,133,130 (f)(n)(o)
Software — 1.5%
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.965%	2/19/29	500,000	452,605 (f)(n)(o)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	8.090%	7/1/31	821,700	804,855 (f)(n)(o)
Red Planet Borrower LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.965%	9/8/32	1,360,000	1,341,864 (f)(n)(o)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	3,321,675	3,481,531 (n)(o)
Total Software				6,080,855

Total Information Technology				7,213,985
Sovereign Bonds — 0.1%
Tanzania — 0.1%
Government of the United Republic of Tanzania, Term Loan A2 (6 mo. Term SOFR + 5.450%)	9.135%	4/29/31	400,000	394,000 (f)(h)(i)(n)(o)

Total Senior Loans (Cost — $60,884,365)				59,486,278
Sovereign Bonds — 11.1%
Angola — 0.5%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	2,200,000	2,108,862 (a)
Argentina — 0.9%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,967,189	1,448,343 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	350,000	343,731 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	1,640,000	1,562,100 (a)
Total Argentina				3,354,174
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Bahamas — 0.8%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	2,060,000	$2,218,620 (a)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,030,000	1,043,905 (a)
Total Bahamas				3,262,525
Bahrain — 0.6%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	2,750,000	2,560,266 (a)
Brazil — 0.4%
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	1,500,000	1,420,050 (b)
Chile — 0.2%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	800,000	619,800
Costa Rica — 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	460,000	505,310 (a)
Dominican Republic — 0.8%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	3,330,000	3,262,568 (a)
Ecuador — 0.1%
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	540,000	369,225 (a)
Egypt — 0.8%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	1,000,000	994,532 (a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,038,000	2,083,302 (e)
Total Egypt				3,077,834
Guatemala — 0.1%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	200,000	203,144 (a)
Ivory Coast — 0.8%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	446,945	449,893 (a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,750,000	2,681,634 (a)
Total Ivory Coast				3,131,527
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Jordan — 0.7%
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	2,540,000	$2,575,231 (a)
Kenya — 0.4%
Republic of Kenya Government International Bond, Senior Notes	9.500%	3/5/36	1,500,000	1,540,532 (a)
Mexico — 0.3%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,500,000	1,344,450 (b)
Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	1,000,000	1,002,244 (e)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,130,000	1,068,138 (e)
Total Nigeria				2,070,382
Oman — 0.2%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000	822,303 (a)
Panama — 0.5%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,110,000	1,737,269 (b)
Panama Government International Bond, Senior Notes	4.500%	5/15/47	500,000	400,850 (b)
Total Panama				2,138,119
Philippines — 0.0%††
Philippine Government International Bond, Senior Notes	3.200%	7/6/46	200,000	147,639
Qatar — 0.1%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	200,000	199,050 (a)
Saudi Arabia — 0.2%
Saudi Government International Bond, Senior Notes	3.250%	10/26/26	700,000	694,952 (a)
South Africa — 0.4%
Republic of South Africa Government International Bond, Senior Notes	6.250%	3/8/41	1,500,000	1,439,588 (b)
Turkey — 0.8%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	1,400,000	1,406,082 (b)
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Turkey — continued
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	2,400,000	$1,832,481 (b)
Total Turkey				3,238,563
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	20,726	10,987 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	77,450	32,416 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	75,885	42,777 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	65,450	33,604 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	132,798	74,046 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	54,542	27,972 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	170,740	94,159 (a)
Total Ukraine				315,961
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, Senior Notes	3.125%	10/11/27	850,000	843,417 (a)
Uruguay — 0.6%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	89,000,000 UYU	2,479,676

Total Sovereign Bonds (Cost — $37,934,624)				43,725,148
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — 7.0%
AIMCO CLO Ltd., 2024-22A E (3 mo. Term SOFR + 6.500%)	10.384%	4/19/37	1,500,000	$1,525,381 (a)(f)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.634%	10/20/34	750,000	750,333 (a)(f)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.528%	1/25/38	1,260,000	1,241,388 (a)(f)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.204%	4/20/35	490,000	491,736 (a)(f)
Arini US CLO Ltd., 3A E (3 mo. Term SOFR + 5.250%)	9.139%	1/15/39	370,000	370,925 (a)(f)(m)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	6.960%	10/23/34	650,000	652,141 (a)(f)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	9.634%	1/20/38	850,000	860,929 (a)(f)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.855%	7/15/37	1,170,000	1,164,829 (a)(f)
CIFC Funding Ltd., 2021-1A D1R (3 mo. Term SOFR + 3.150%)	7.008%	7/25/37	500,000	503,967 (a)(f)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	8.634%	4/19/35	470,000	468,884 (a)(f)
Dryden CLO Ltd., 2024-119A E (3 mo. Term SOFR + 7.000%)	10.905%	4/15/36	2,000,000	2,057,492 (a)(f)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.438%	1/25/38	1,200,000	1,205,695 (a)(f)
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	14.614%	10/20/37	1,520,000	1,521,593 (a)(f)
HalseyPoint CLO Ltd., 2020-3A D1R (3 mo. Term SOFR + 4.300%)	8.138%	7/30/37	780,000	783,122 (a)(f)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	8.734%	1/20/37	630,000	624,527 (a)(f)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.108%	7/25/34	580,000	579,907 (a)(f)
Magnetite Ltd., 2019-24A ER (3 mo. Term SOFR + 6.400%)	10.305%	4/15/35	300,000	302,995 (a)(f)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.558%	1/25/38	1,610,000	1,601,098 (a)(f)
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	8.758%	1/25/37	990,000	$987,035 (a)(f)
MidOcean Credit CLO LLC, 2025- 18A E (3 mo. Term SOFR + 5.400%)	9.718%	10/18/35	760,000	757,046 (a)(f)
Ocean Trails CLO Ltd., 2022-12A ER (3 mo. Term SOFR + 7.500%)	11.384%	7/20/35	700,000	698,879 (a)(f)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.224%	1/20/38	1,420,000	1,433,982 (a)(f)
OHA Credit Funding Ltd., 2024- 18A D1 (3 mo. Term SOFR + 3.450%)	7.334%	4/20/37	1,000,000	1,013,001 (a)(f)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.834%	7/20/37	310,000	311,085 (a)(f)
Palmer Square Loan Funding Ltd., 2022-3A DR (3 mo. Term SOFR + 5.900%)	9.805%	4/15/31	2,000,000	2,000,056 (a)(f)
Sycamore Tree CLO Ltd., 2024-5A E (3 mo. Term SOFR + 7.490%)	11.374%	4/20/36	1,000,000	1,000,000 (a)(f)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.184%	4/18/37	290,000	293,141 (a)(f)
Venture CLO Ltd., 2021-43A D (3 mo. Term SOFR + 3.732%)	7.636%	4/15/34	1,250,000	1,209,526 (a)(f)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.384%	4/20/37	1,150,000	1,158,633 (a)(f)

Total Asset-Backed Securities (Cost — $27,257,574)				27,569,326
Collateralized Mortgage Obligations(q) — 6.8%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.211%	9/15/34	1,000,000	974,623 (a)(f)
BANK, 2021-BN35 H	1.662%	6/15/64	890,000	348,248 (a)(f)
BANK, 2021-BN35 K	1.662%	6/15/64	1,846,154	661,315 (a)(f)
BANK, 2022-BNK41 E	2.500%	4/15/65	2,100,000	1,416,680 (a)
BANK, 2022-BNK43 D	3.000%	8/15/55	2,250,000	1,667,666 (a)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	7.720%	5/15/34	1,431,159	1,442,085 (a)(f)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(q) — continued
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	7.722%	4/15/40	1,397,664	$1,409,151 (a)(f)
BX Trust, 2021-ARIA E (1 mo. Term SOFR + 2.359%)	6.391%	10/15/36	1,650,000	1,650,382 (a)(f)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	600,000	423,006 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	51,616	50,110 (a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.057%	8/15/48	490,000	434,498 (f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	10.433%	10/25/33	1,430,000	1,781,397 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	8.183%	1/25/44	2,000,000	2,122,133 (a)(f)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.365%	3/15/41	1,000,000	996,814 (a)(f)
GS Mortgage Securities Corp. II, 2024-70P E	8.965%	3/10/41	1,500,000	1,564,807 (a)(f)
KIND Trust, 2021-KIND C (1 mo. Term SOFR + 1.864%)	5.900%	8/15/38	1,487,782	1,470,125 (a)(f)
Life Mortgage Trust, 2021-BMR F (1 mo. Term SOFR + 2.464%)	6.496%	3/15/38	1,176,000	1,164,150 (a)(f)
MHC Commercial Mortgage Trust, 2021-MHC F (1 mo. Term SOFR + 2.715%)	6.747%	4/15/38	1,200,000	1,201,097 (a)(f)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.475%	12/15/48	970,000	926,176 (f)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	1,020,000	935,149
SLG Office Trust, 2021-OVA F	2.851%	7/15/41	2,119,000	1,734,638 (a)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	5.983%	1/15/39	1,500,000	1,494,428 (a)(f)
WB Commercial Mortgage Trust, 2024-HQ D	8.011%	3/15/40	1,050,000	1,054,391 (a)(f)

Total Collateralized Mortgage Obligations (Cost — $25,195,672)				26,923,069
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Preferred Stocks — 0.6%
Financials — 0.6%
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.848%		49,756	$1,236,934 (f)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.894%		15,711	347,999 (f)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.496%		28,683	681,221 (f)

Total Preferred Stocks (Cost — $2,317,413)				2,266,154
Common Stocks — 0.4%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			54,680	917,357 *(b)

Consumer Discretionary — 0.2%
Diversified Consumer Services — 0.2%
WW International Inc.			16,972	590,965 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			422	152 *(h)(r)
Spirit Aviation Holdings Inc.			72,692	26,169 *

Total Industrials				26,321
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			103,724	1,359 *(h)

Total Common Stocks (Cost — $1,469,877)				1,536,002
		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.3%
Communication Services — 0.2%
Media — 0.2%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	241,173	580,323 (c)

Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
NCL Corp. Ltd., Senior Notes	1.125%	2/15/27	370,000	372,220
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 0.0%††
Aerospace & Defense — 0.0%††
AeroVironment Inc., Senior Notes	0.000%	7/15/30	77,000	$107,723

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	37,080	463 (e)

Total Convertible Bonds & Notes (Cost — $722,861)				1,060,729
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	3,904	58,888 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $628,730)		3/12/30	51,648	18,593 *(a)(h)(r)
Total Investments before Short-Term Investments (Cost — $540,852,771)				575,142,021
	Rate		Shares
Short-Term Investments — 1.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $7,399,421)	3.976%		7,399,421	7,399,421 (s)(t)
Total Investments — 148.0% (Cost — $548,252,192)				582,541,442
Liabilities in Excess of Other Assets — (48.0)%				(188,930,963)
Total Net Assets — 100.0%				$393,610,479

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement (Note 5).
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	The coupon payment on this security is currently in default as of October 31, 2025.
(l)	The maturity principal is currently in default as of October 31, 2025.
(m)	Securities traded on a when-issued or delayed delivery basis.
(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	All or a portion of this loan has not settled as of October 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(q)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(r)	Restricted security (Note 10).
(s)	Rate shown is one-day yield as of the end of the reporting period.
(t)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2025, the total market value of investments in Affiliated
Companies was $7,399,421 and the cost was $7,399,421 (Note 9).

See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2025
 Western Asset High Income Fund II Inc.
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At October 31, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.400%	9/25/2025	12/17/2025	$6,985,125	Corporate Bonds & Notes	$7,665,097
Deutsche Bank AG	4.660%	9/25/2025	12/17/2025	4,120,200	Corporate Bonds & Notes	4,628,529
Deutsche Bank AG	4.670%	8/13/2025	11/19/2025	6,131,380	Corporate Bonds & Notes	6,349,407
Deutsche Bank AG	4.870%	8/13/2025	11/19/2025	3,984,556	Corporate Bonds & Notes	4,717,108
Goldman Sachs Group Inc.	4.750%	9/22/2025	TBD***	3,333,315	Corporate Bonds & Notes Cash	3,458,303 940,000
Royal Bank of Canada	4.650%	8/27/2025	11/25/2025	6,111,134	Corporate Bonds & Notes	6,684,868
				$30,665,710		$34,443,312

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of October 31, 2025.

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

 Western Asset High Income Fund II Inc.
At October 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	226,794	GBP	170,787	BNP Paribas SA	1/16/26	$2,427
USD	4,483,982	GBP	3,334,011	BNP Paribas SA	1/16/26	103,995
USD	369,940	EUR	318,467	JPMorgan Chase & Co.	1/16/26	1,271
Net unrealized appreciation on open forward foreign currency contracts						$107,693

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Statement of assets and liabilities (unaudited)
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $540,852,771)	$575,142,021
Investments in affiliated securities, at value (Cost — $7,399,421)	7,399,421
Foreign currency, at value (Cost — $394,837)	375,345
Interest receivable	8,492,618
Deposits with brokers for open reverse repurchase agreements	940,000
Deferred offering costs (Note 8)	321,928
Unrealized appreciation on forward foreign currency contracts	107,693
Dividends receivable from affiliated investments	13,533
Deposits with brokers	1,255
Prepaid expenses	14,062
Total Assets	592,807,876
Liabilities:
Loan payable (Note 5)	157,000,000
Payable for open reverse repurchase agreements (Note 3)	30,665,710
Payable for securities purchased	5,427,716
Distributions payable	4,413,415
Interest and commitment fees payable	943,888
Investment management fee payable	370,434
Deposits from brokers for open reverse repurchase agreements	260,000
Due to custodian	2,887
Accrued expenses	113,347
Total Liabilities	199,197,397
Total Net Assets	$393,610,479
Net Assets:
Par value ($0.001 par value; 90,069,708 shares issued and outstanding; 200,000,000 shares authorized)	$90,070
Paid-in capital in excess of par value	659,916,493
Total distributable earnings (loss)	(266,396,084)
Total Net Assets	$393,610,479
Shares Outstanding	90,069,708
Net Asset Value	$4.37
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended October 31, 2025

Investment Income:
Interest	$24,249,610
Dividends from unaffiliated investments	81,101
Dividends from affiliated investments	56,789
Total Investment Income	24,387,500
Expenses:
Interest expense (Notes 3 and 5)	4,890,957
Investment management fee (Note 2)	2,334,181
Write-off of prepaid shelf registration cost (Note 8)	341,568
Legal fees	92,521
Shareholder reports	78,999
Directors’ fees	62,148
Audit and tax fees	41,747
Transfer agent fees	35,720
Stock exchange listing fees	23,370
Commitment fees (Note 5)	16,866
Fund accounting fees	10,279
Custody fees	3,201
Insurance	1,867
Miscellaneous expenses	6,589
Total Expenses	7,940,013
Less: Fee waivers and/or expense reimbursements (Note 2)	(147,466)
Net Expenses	7,792,547
Net Investment Income	16,594,953
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,845,815)†
Swap contracts	125,458
Forward foreign currency contracts	(741,189)
Foreign currency transactions	53,061
Net Realized Loss	(2,408,485)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	21,509,938 ‡
Swap contracts	94,594
Forward foreign currency contracts	601,947
Foreign currencies	(36,749)
Change in Net Unrealized Appreciation (Depreciation)	22,169,730
Net Gain on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	19,761,245
Increase in Net Assets From Operations	$36,356,198

†	Net of foreign capital gains tax of $4,021.
‡	Net of change in accrued foreign capital gains tax of $(814).
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended October 31, 2025 (unaudited) and the Year Ended April 30, 2025	October 31	April 30
Operations:
Net investment income	$16,594,953	$35,186,872
Net realized gain (loss)	(2,408,485)	4,457,833
Change in net unrealized appreciation (depreciation)	22,169,730	(7,392,927)
Increase in Net Assets From Operations	36,356,198	32,251,778
Distributions to Shareholders From (Note 1):
Total distributable earnings	(26,477,089)	(36,134,012)
Return of capital	—	(16,806,544)
Decrease in Net Assets From Distributions to Shareholders	(26,477,089)	(52,940,556)
Fund Share Transactions:
Net proceeds from sale of shares from rights offering (0 and 0 shares issued, respectively)	—	(339,401)‡
Reinvestment of distributions (34,748 and 0 shares issued, respectively)	151,849	—
Increase (Decrease) in Net Assets From Fund Share Transactions	151,849	(339,401)
Increase (Decrease) in Net Assets	10,030,958	(21,028,179)
Net Assets:
Beginning of period	383,579,521	404,607,700
End of period	$393,610,479	$383,579,521

‡	Net of rights offering costs of $339,401 (Note 8).
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Statement of cash flows (unaudited)
For the Six Months Ended October 31, 2025

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$36,356,198
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(129,999,982)
Sales of portfolio securities	143,578,549
Net purchases, sales and maturities of short-term investments	(6,046,379)
Payment-in-kind	(250,299)
Net amortization of premium (accretion of discount)	(3,238,087)
Security litigation proceeds	3,973
Decrease in interest receivable	502,148
Decrease in prepaid expenses	21,168
Increase in dividends receivable from affiliated investments	(674)
Decrease in deferred offering costs	24,632
Decrease in payable to brokers — net variation margin on centrally cleared swap contracts	(13,219)
Increase in deposits from brokers for open reverse repurchase agreements	260,000
Increase in payable for securities purchased	2,770,893
Increase in investment management fee payable	15,096
Decrease in Directors’ fees payable	(56)
Increase in interest and commitment fees payable	8,674
Decrease in accrued expenses	(104,137)
Net realized loss on investments	1,845,815
Change in net unrealized appreciation (depreciation) of investments and forward foreign currency contracts	(22,111,885)
Net Cash Provided in Operating Activities*	23,622,428
Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(26,323,538)
Increase in due to custodian	2,887
Decrease in receivable for open reverse repurchase agreements	6,063,465
Decrease in payable for open reverse repurchase agreements	(5,431,921)
Net Cash Used by Financing Activities	(25,689,107)
Net Decrease in Cash and Restricted Cash	(2,066,679)
Cash and restricted cash at beginning of period	3,383,279
Cash and restricted cash at end of period	$1,316,600

*	Included in operating expenses is $4,899,149 paid for interest and commitment fees on borrowings.
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Statement of cash flows (unaudited) (cont’d)
For the Six Months Ended October 31, 2025
The following table provides a reconciliation of cash (including foreign currency) and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of
Cash Flows.
October 31, 2025
Cash	$375,345
Restricted cash	941,255
Total cash and restricted cash shown in the Statement of Cash Flows	$1,316,600
Restricted cash consists of cash that has been segregated to cover the Fund’s collateral or margin obligations under derivative contracts and for reverse repurchase agreements. It is separately reported on the Statement of
Assets and Liabilities as Deposits with brokers.
Non-Cash Financing Activities:
Proceeds from reinvestment of distributions	$151,849
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$4.26	$4.49	$4.74	$5.86	$7.15	$6.19
Income (loss) from operations:
Net investment income	0.18	0.39	0.44	0.50	0.54	0.51
Net realized and unrealized gain (loss)	0.22	(0.03)	0.05 [3]	(0.98)	(1.24)	1.03
Total income (loss) from operations	0.40	0.36	0.49	(0.48)	(0.70)	1.54
Less distributions from:
Net investment income	(0.29)[4]	(0.40)	(0.47)	(0.48)	(0.53)	(0.46)
Return of capital	—	(0.19)	(0.12)	(0.11)	(0.06)	(0.13)
Total distributions	(0.29)	(0.59)	(0.59)	(0.59)	(0.59)	(0.59)
Dilutive impact of rights offering	—	—	(0.15)[6]	(0.05)[6]	—	—
Anti-dilutive impact of tender offer	—	—	—	—	—	0.01 [7]
Net asset value, end of period	$4.37	$4.26	$4.49	$4.74	$5.86	$7.15
Market price, end of period	$4.23	$4.08	$4.34	$4.79	$5.38	$7.09
Total return, based on NAV[8,9]	9.72%	8.11%	7.45%	(9.18)%	(10.66)%	25.68%
Total return, based on Market Price[10]	11.00%	7.52%	2.89%	0.04%	(17.20)%	40.48%
Net assets, end of period (millions)	$394	$384	$405	$314	$345	$419
Ratios to average net assets:
Gross expenses	4.01%[11]	4.07%	3.70%	3.26%	1.66%	1.59%
Net expenses[13,14]	3.93 [11]	4.00	3.70	3.26	1.66	1.59
Net investment income	8.38 [11]	8.68	9.39	9.70	7.87	7.37
Portfolio turnover rate	23%	48%	42%	123%	55%	50%
Supplemental data:
Loan Outstanding, End of Period (000s)	$157,000	$157,000	$147,000	$106,000	$154,500	$158,000
Asset Coverage Ratio for Loan Outstanding[15]	351%	344%	375%	396%	324%	365%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[15]	$3,507	$3,443	$3,752	$3,959	$3,236	$3,654
Weighted Average Loan (000s)	$157,000	$156,036	$110,055	$136,284	$155,075	$178,800
Weighted Average Interest Rate on Loan	5.20%	5.72%	6.07%	3.77%	0.89%	0.86%
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:
	2020[1]	2019[1]	2018[1]	2017[1]	2016[1]
Net asset value, beginning of period	$7.31	$7.39	$7.78	$7.12	$8.57
Income (loss) from operations:
Net investment income	0.55	0.52	0.56	0.66	0.73
Net realized and unrealized gain (loss)	(1.11)	(0.06)	(0.37)	0.69	(1.36)
Total income (loss) from operations	(0.56)	0.46	0.19	1.35	(0.63)
Less distributions from:
Net investment income	(0.48)	(0.50)	(0.57)	(0.63)	(0.82)
Return of capital	(0.09)	(0.05)	(0.01)	(0.06)	—
Total distributions	(0.57)	(0.55)	(0.58)	(0.69)	(0.82)
Anti-dilutive impact of repurchase plan	0.01 [5]	0.01 [5]	—	—	—
Net asset value, end of period	$6.19	$7.31	$7.39	$7.78	$7.12
Market price, end of period	$5.51	$6.69	$6.55	$7.42	$6.90
Total return, based on NAV[8,9]	(8.11)%	6.77%	2.41%	19.76%	(7.12)%
Total return, based on Market Price[10]	(10.02)%	11.29%	(4.15)%	18.36%	(4.40)%
Net assets, end of period (millions)	$521	$622	$637	$671	$614
Ratios to average net assets:
Gross expenses	2.57%[12]	2.47%	1.97%	1.73%	1.59%
Net expenses[13]	2.55 [12,14]	2.45 [14]	1.97	1.73	1.59
Net investment income	7.76	7.31	7.26	8.72	9.78
Portfolio turnover rate	66%	105%	91%	77%	65%
Supplemental data:
Loan Outstanding, End of Period (000s)	$208,000	$246,500	$235,000	$240,000	$240,000
Asset Coverage Ratio for Loan Outstanding[15]	351%	352%	371%	380%	356%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[15]	$3,506	$3,524	$3,710	$3,796	$3,557
Weighted Average Loan (000s)	$241,971	$242,889	$239,548	$240,000	$241,803
Weighted Average Interest Rate on Loan	2.58%	3.08%	2.17%	1.41%	1.05%

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended October 31, 2025 (unaudited).
[3]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination of such amounts. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]
The repurchase plan was completed at an average repurchase price of $4.91 for 917,344 shares and $4,506,248 for the year ended April 30, 2020, and $5.98 for 1,047,640 shares and $6,268,230 for the year ended April 30, 2019.

[6]
The rights offering was completed at a price of $4.30 for 22,508,740 shares and $96,787,582 for the year ended
April 30, 2024, and $5.17 for 6,001,836 shares and $31,029,492 for the year ended April 30, 2023 (Note 8).

[7]	The tender offer was completed at a price of $7.01 for 25,577,060 shares and $179,295,192 for the year ended April 30, 2021.
[8]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[10]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[11]	Annualized.
[12]
Included in the expense ratios are certain non-recurring legal and transfer agent fees that were incurred by the
Fund during the period. Without these fees, the gross and net expense ratios would have been 2.37% and 2.35%, respectively.

[13]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[14]	Reflects fee waivers and/or expense reimbursements.
[15]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$76,706,240	$964,108	$77,670,348
Financials	—	39,300,776	0 *	39,300,776
Health Care	—	31,453,686	0 *	31,453,686
Other Corporate Bonds & Notes	—	264,073,024	—	264,073,024
Senior Loans:
Communication Services	—	5,918,656	1,739,025	7,657,681
Consumer Discretionary	—	12,940,642	1,867,250	14,807,892
Sovereign Bonds	—	—	394,000	394,000
Other Senior Loans	—	36,626,705	—	36,626,705
Sovereign Bonds	—	43,725,148	—	43,725,148
Asset-Backed Securities	—	27,569,326	—	27,569,326
Collateralized Mortgage Obligations	—	26,923,069	—	26,923,069
Preferred Stocks	$2,266,154	—	—	2,266,154
Common Stocks:
Consumer Discretionary	590,965	—	—	590,965
Industrials	26,169	152	—	26,321
Other Common Stocks	—	918,716	—	918,716
Convertible Bonds & Notes	—	1,060,729	—	1,060,729
Rights	—	58,888	—	58,888
Warrants	—	18,593	—	18,593
Total Long-Term Investments	2,883,288	567,294,350	4,964,383	575,142,021
Short-Term Investments†	7,399,421	—	—	7,399,421
Total Investments	$10,282,709	$567,294,350	$4,964,383	$582,541,442
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$107,693	—	$107,693
Total	$10,282,709	$567,402,043	$4,964,383	$582,649,135

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of April 30, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$573,962	$1,132	—	$49,854	$339,160
Financials	0 *	—	—	—	—
Health Care	0 *	—	—	—	—
Senior Loans:
Communication Services	—	88	—	4,337	1,734,600
Consumer Discretionary	—	796	—	(796)	1,867,250
Financials	352,894	—	—	—	—
Health Care	529,932	1,311	$92	96,958	—
Sovereign Bonds	686,875	—	(4,500)	7,125	—
Total	$2,143,663	$3,327	$(4,408)	$157,478	$3,941,010

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of October 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2025[1]
Corporate Bonds & Notes:
Energy	—	—	—	$964,108	$49,854
Financials	—	—	—	0 *	—
Health Care	—	—	—	0 *	—
Senior Loans:
Communication Services	—	—	—	1,739,025	4,337
Consumer Discretionary	—	—	—	1,867,250	(796)
Financials	—	—	$(352,894)	—	—
Health Care	$(3,312)	—	(624,981)	—	—
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of October 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2025[1]
Sovereign Bonds	$(295,500)	—	—	$394,000	$7,125
Total	$(298,812)	—	$(977,875)	$4,964,383	$60,520

*	Amount represents less than $1.
[1]
This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation)
resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of October 31, 2025, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended October 31, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(e) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will pledge cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations. If the market value of the collateral declines during the period, the Fund may be required to post additional collateral to cover its obligation. Cash collateral that has been pledged to cover obligations of the Fund under reverse repurchase agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral are noted in the Schedule of Investments. Interest payments made on reverse repurchase agreements are recognized as a component of “Interest expense” on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.
(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.
(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions,

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of October 31, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(m) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination of such amounts. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(n) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of October 31, 2025, there were no capital gains tax liabilities accrued on unrealized gains.
(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average weekly net assets plus the proceeds of any outstanding borrowings used for leverage and any proceeds from the issuance of preferred stock.
FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset London and Western Asset Singapore provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. Western Asset London and Western Asset Singapore do not receive any compensation from the Fund and are paid by Western Asset for their services to the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London and Western Asset Singapore a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
During periods in which the Fund utilizes financial leverage, the fees paid to FTFA will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Effective June 1, 2024, FTFA implemented a voluntary investment management fee waiver of 0.05% that will continue until June 30, 2026.
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
During the six months ended October 31, 2025, fees waived and/or expenses reimbursed amounted to $147,466, which included an affiliated money market fund waiver of $1,580.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$129,999,982
Sales	143,578,549
At October 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$551,487,164	$43,537,837	$(12,483,559)	$31,054,278
Forward foreign currency contracts	—	107,693	—	107,693
Transactions in reverse repurchase agreements for the Fund during the six months ended October 31, 2025, were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$29,287,143	4.786%	$30,665,710

* Averages based on the number of days that the Fund had reverse repurchase agreements outstanding.
Interest rates on reverse repurchase agreements ranged from 4.400% to 5.000% during the six months ended October 31, 2025. Interest expense incurred on reverse repurchase agreements totaled $716,415.
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2025.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$107,693

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended October 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$125,458	$125,458
Forward foreign currency contracts	$(741,189)	—	(741,189)
Total	$(741,189)	$125,458	$(615,731)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$94,594	$94,594
Forward foreign currency contracts	$601,947	—	601,947
Total	$601,947	$94,594	$696,541
During the six months ended October 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Forward foreign currency contracts (to buy)†	$3,317,048
Forward foreign currency contracts (to sell)	11,777,008
Average Notional Balance**
Credit default swap contracts (sell protection)†	$2,510,000

*	Based on the average of the market values at each month-end during the period.
†	At October 31, 2025, there were no open positions held in this derivative.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of October 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
BNP Paribas SA	$106,422	—	$106,422	—	$106,422
JPMorgan Chase & Co.	1,271	—	1,271	—	1,271
Total	$107,693	—	$107,693	—	$107,693
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Loan
The Fund has a Margin Loan and Security Agreement (the “BofA Credit Agreement”) with the Bank of America, N.A. (“BofA”). The BofA Credit Agreement allows the Fund to borrow up to an aggregate amount of $190,000,000 effective August 2, 2024, and renews daily for a 179-day term unless notice to the contrary is given to the Fund. The Fund pays interest on borrowings calculated based on SOFR plus applicable margin. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.15% except that the commitment fee is 0.10% when the aggregate outstanding balance of the loan is equal to or greater than 50% of the maximum commitment amount. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of BofA. The BofA Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change certain material investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the BofA Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. Interest expense related to the Credit Agreement for the six months ended October 31, 2025 was $4,174,063. For the six months ended October 31, 2025, the Fund incurred commitment fees of $16,866. For the six months ended October 31, 2025, based on the number of days during the reporting period that the Fund had a loan balance outstanding, the average daily loan balance was $157,000,000 and the weighted average interest rate was 5.20%. At October 31, 2025, the Fund had $157,000,000 of borrowings outstanding per the Credit Agreement.
6. Distributions subsequent to October 31, 2025
The following distributions have been declared by the Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
10/24/2025	11/3/2025	$0.0490
11/20/2025	12/1/2025	$0.0490
12/23/2025	12/31/2025	$0.0490
1/23/2026	1/30/2026	$0.0490
2/20/2026	2/27/2026	$0.0490
7. Stock repurchase program
On November 16, 2015, the Fund announced that the Board had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended October 31, 2025, and the year ended April 30, 2025, the Fund did not repurchase any shares.
Since the commencement of the stock repurchase program through October 31, 2025, the Fund repurchased 1,964,984 shares or 2.28% of its common shares outstanding for a total amount of $10,774,478.
8. Capital shares
On January 19, 2024, the Fund announced that the Board had approved a transferable rights offering (“Rights”) to common shareholders of record (“Record Date”) as of January 29, 2024, to subscribe for additional shares of common stock for up to an aggregate offering 22,508,740 shares. The Rights offering expired on February 26, 2024. Each Record Date stockholder received one right for each outstanding whole common share held. The Rights holders were entitled to purchase one additional share of common stock for every three Rights held (“Primary Subscription”) at the final subscription price (“Subscription Price”) per share. Stockholders who held fewer than three common shares on Record Date were entitled to subscribe for one common share, and fractional shares were not issued. The Subscription Price was determined based upon a formula equal to 92.5% of the average of the last reported sales price per share of the Fund’s common stock on the New York Stock Exchange (“NYSE”) on the expiration date and each of the four preceding trading days (“Formula Price”). If, however, the Formula Price was less than 90% of the per share of common stock at the close of trading on the NYSE on the expiration date, then the Subscription Price was 90% of the Fund’s per share of common stock at the close of trading on the NYSE on that day. Record Date stockholders who fully exercised their Rights in the Primary Subscription were eligible for an over-subscription privilege entitling those stockholders to subscribe for any additional shares of common stock not purchased pursuant to the Primary Subscription, subject to certain limitations, allotment and the right of the Board to have eliminated the over-subscription privilege. Holders of Rights acquired in the secondary market were not able to participate in the over-subscription privilege. The Rights offering resulted in the issuance of 22,508,740 shares of common stock. The gross proceeds from the Rights offering were $96,787,582. The Fund received the gross proceeds of the Rights offering less fees and expenses totaling $419,377. The shares of common stock subscribed were issued on March 4, 2024.
On March 29, 2022, the Fund announced that the Board had approved a transferable rights offering (“Rights”) to common shareholders of record (“Record Date”) as of April 8, 2022, to subscribe for additional shares of common stock for up to an aggregate offering price of $175,000,000. The Rights offering expired on May 6, 2022. Each Record Date stockholder received one right for each outstanding whole common share held. The Rights holders were entitled to purchase one additional share of common stock for every three Rights held (“Primary Subscription”) at the final subscription price (“Subscription Price”) per share. Stockholders who held fewer than three common shares on Record Date were entitled to subscribe for one common share, and fractional shares were not issued. The Subscription
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Price was determined based upon a formula equal to 92.5% of the average of the last reported sales price per share of the Fund’s common stock on the New York Stock Exchange (“NYSE”) on the expiration date and each of the four preceding trading days (“Formula Price”). If, however, the Formula Price was less than 90% of the net asset value per share of common stock at the close of trading on the NYSE on the expiration date, then the Subscription Price was 90% of the Fund’s net asset value per share of common stock at the close of trading on the NYSE on that day. Record Date stockholders who fully exercised their Rights in the Primary Subscription were eligible for an over-subscription privilege entitling those stockholders to subscribe for any additional shares of common stock not purchased pursuant to the Primary Subscription, subject to certain limitations, allotment and the right of the Board to have eliminated the over-subscription privilege. Holders of Rights acquired in the secondary market were not able to participate in the over-subscription privilege. The Rights offering resulted in the issuance of 6,001,836 shares of common stock. The gross proceeds from the Rights offering were $31,029,492. The Fund received the gross proceeds of the Rights offering less fees and expenses totaling $361,849. The shares of common stock subscribed were issued on May 13, 2022.
The Fund filed a registration statement with the Securities Exchange Commission, effective September 23, 2025, authorizing the Fund to offer and sell shares of common stock having an aggregate offering price of up to $185,000,000. Under the equity shelf offering program, the Fund, subject to market conditions, may raise additional equity capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s then-current NAV per common share. Costs incurred by the Fund in connection with the shelf offering are recorded as a prepaid expense. These costs are amortized on a pro-rata basis as shares are sold and are presented as a reduction to the net proceeds from the sale of shares on the Statements of Changes in Net Assets, if applicable. Any deferred charges remaining at the end of the life of the shelf offering period will be expensed. During the period, $341,568 in previously deferred charges were expensed in connection with a prior shelf offering which expired during the period. For the six months ended October 31, 2025, and the year ended April 30, 2025, there were no shares sold.
For the year ended April 30, 2025, the Fund incurred net offering costs of $339,401. For the year ended April 30, 2024, the Fund sold 23,611,515 shares of common stock and the proceeds from such sales were $102,068,931, net of offering costs and sales charges of $91,993 and $53,215, respectively.
9. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

all or some portion of the six months ended October 31, 2025. The following transactions were effected in such company for the six months ended October 31, 2025.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$722,961	$80,086,701	80,086,701	$73,410,241	73,410,241

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$56,789	—	$7,399,421
10. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 10/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	422	3/25	$5,137	$152	$0.36	0.00%(a)
Spirit Airlines LLC, Warrants	51,648	3/25	628,730	18,593 (b)	0.36	0.00 (a)
Total			$633,867	$18,745		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

11. Deferred capital losses
As of April 30, 2025, the Fund had deferred capital losses of $279,017,008, which have no expiration date, that will be available to offset future taxable capital gains.
12. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater
Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset High Income Fund II Inc. 2025 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)
Background
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Directors (the “Board”) of Western Asset High Income Fund II Inc. (the “Fund”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Directors”) voting separately, approve on an annual basis the continuation of the investment management agreement (the “Management Agreement”) between the Fund and the Fund’s manager, Franklin Templeton Fund Adviser, LLC (the “Manager”), and the sub-advisory agreements (individually, a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”) with the Manager’s affiliates, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore,” and together with Western Asset and Western Asset London, collectively, the “Sub-Advisers”), with respect to the Fund.
At an in-person meeting (the “Contract Renewal Meeting”) held on May 8-9, 2025, the Board, including the Independent Directors, considered and approved the continuation of each of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period. To assist in its consideration of the renewal of each of the Management Agreement and the Sub-Advisory Agreements, the Board received and considered extensive information (together with the information provided at the Contract Renewal Meeting, the “Contract Renewal Information”) about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and the other closed-end funds in the same complex under the Board’s purview (the “Franklin Templeton Closed-end Funds”), certain portions of which are discussed below.
A presentation made by the Manager and the Sub-Advisers to the Board at the Contract Renewal Meeting in connection with the Board’s evaluation of each of the Management Agreement and the Sub-Advisory Agreements encompassed the Fund and other Franklin Templeton Closed-end Funds. In addition to the Contract Renewal Information, the Board received performance and other information throughout the year related to the respective services rendered by the Manager and the Sub-Advisers to the Fund. The Board’s evaluation took into account the information received throughout the year and also reflected the knowledge and experience gained as members of the Boards of the Fund and other Franklin Templeton Closed-end Funds with respect to the services provided to the Fund by the Manager and the Sub-Advisers. The information received and considered by the Board (including its various committees) in conjunction with both the Contract Renewal Meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during each of those years.
Western Asset High Income Fund II Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
At a meeting held on April 25, 2025, the Independent Directors, in preparation for the Contract Renewal Meeting, met in a private session with their independent legal counsel to review the Contract Renewal Information regarding the Franklin Templeton Closed-end Funds, including the Fund, received to date. No representatives of the Manager or the Sub-Advisers participated in this meeting. Following the April 25, 2025 meeting, the Independent Directors submitted certain questions and requests for additional information to Fund management. The Independent Directors also met in private sessions with their independent legal counsel to consider the Contract Renewal Information and Fund management’s responses to the Independent Directors’ questions and requests for additional information in advance of and during the Contract Renewal Meeting. The discussion below reflects all of these reviews.
The Manager provides the Fund with investment advisory and administrative services pursuant to the Management Agreement and the Sub-Advisers together provide the Fund with investment sub-advisory services pursuant to the Sub-Advisory Agreements. The discussion below covers both the advisory and administrative functions being rendered by the Manager, each such function being encompassed by the Management Agreement, and the investment sub-advisory functions being rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board Approval of Management Agreement and Sub-Advisory Agreements
The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Directors received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Directors considered the Management Agreement and each Sub-Advisory Agreement separately during the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the continuation of the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Directors, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the continuation of the Management Agreement and the Sub-Advisory Agreements. Each Director may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreements.
After considering all relevant factors and information, the Board, exercising its reasonable business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreements were in the best interests of the Fund’s stockholders and approved the continuation of each such agreement for an additional one-year period.

Western Asset High Income Fund II Inc.

Nature, Extent and Quality of the Services under the Management Agreement and Sub-Advisory Agreements
The Board received and considered Contract Renewal Information regarding the nature, extent, and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services provided by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their respective compliance programs as well as the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Sub-Advisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks borne by the Manager, the Sub-Advisers and their respective affiliates on behalf of the Fund, including entrepreneurial, operational, reputational, litigation and regulatory risks, as well as the Manager’s and the Sub-Advisers’ risk management processes.
The Board reviewed the qualifications, backgrounds, and responsibilities of the Manager’s senior personnel and the Sub-Advisers’ portfolio management teams primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities between the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, including the Manager’s coordination and oversight of the services provided to the Fund by the Sub-Advisers and other fund service providers and Western Asset’s coordination and oversight of the services provided to the Fund by Western Asset London and Western Asset Singapore. The Management Agreement permits the Manager to delegate certain of its responsibilities, including its investment advisory duties thereunder, provided that the Manager, in each case, will supervise the activities of the delegee.
In reaching its determinations regarding continuation of the Management Agreement and the Sub-Advisory Agreements, the Board took into account that Fund stockholders, in pursuing their investment goals and objectives, may have purchased their shares of the
Western Asset High Income Fund II Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
Fund based upon the reputation and the investment style, philosophy and strategy of the Manager and the Sub-Advisers, as well as the resources available to the Manager and the Sub-Advisers.
The Board concluded that, overall, the nature, extent, and quality of the management and other services provided (and expected to be provided) to the Fund, under the Management Agreement and the Sub-Advisory Agreements were satisfactory.
Fund Performance
The Board received and considered information regarding Fund performance, including information and analyses (the “Broadridge Performance Information”) for the Fund, as well as for a group of comparable funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge Performance Information generally useful, they recognized its limitations, including that the data may vary depending on the end date selected, and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that Board members had received and discussed with the Manager and the Sub-Advisers information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in view of overall financial market conditions.
The Broadridge Performance Information comparing the Fund’s performance to that of its Performance Universe, consisting of the Fund and all leveraged closed-end high yield funds, regardless of asset size, showed, among other data, that based on net asset value per share, the Fund’s performance was below the median for the 1-, 3-, 5- and 10-year periods ended December 31, 2024. The Board noted the explanations from the Manager and the Sub-Advisers regarding the Fund’s relative performance versus the Performance Universe for the various periods.
Based on the reviews and discussions of Fund performance and considering other relevant factors, including an agreement at the Contract Renewal Meeting by the Manager to implement a new voluntary fee waiver of 0.05% through June 30, 2026 (the “Fee Waiver”) and other factors noted above, the Board concluded, under the circumstances, that continuation of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period would be consistent with the interests of the Fund and its stockholders.

Western Asset High Income Fund II Inc.

Management and Sub-Advisory Fees and Expense Ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fee (the “Actual Management Fee”) payable by the Fund to the Manager under the Management Agreement and the sub-advisory fees (the “Sub-Advisory Fees”) payable by the Manager to the Sub-Advisers under the Sub-Advisory Agreements in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Sub-Advisory Fee payable to Western Asset under its Sub-Advisory Agreement with the Manager is paid by the Manager, not the Fund, and, accordingly, that the retention of Western Asset does not increase the fees or expenses otherwise incurred by the Fund’s stockholders. Similarly, the Board noted that the Sub-Advisory Fees payable to Western Asset London and Western Asset Singapore under their Sub-Advisory Agreements with Western Asset are paid by Western Asset, not the Fund, and, accordingly, that the retention of Western Asset London and Western Asset Singapore does not increase the fees or expenses otherwise incurred by the Fund’s stockholders.
In addition, the Board received and considered information and analyses prepared by Broadridge (the “Broadridge Expense Information”) comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in an expense group (the “Expense Group”), as well as a broader group of funds, each selected and provided by Broadridge. The comparison was based upon the constituent funds’ latest fiscal years. It was noted that while the Board found the Broadridge Expense Information generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.
The Broadridge Expense Information showed that the Fund’s Contractual Management Fee was below the median. The Broadridge Expense Information also showed that the Fund’s Actual Management Fee was below the median based on both common share assets and total managed assets, which includes common share and leveraged assets. The Broadridge Expense Information also showed that the Fund’s actual total expenses were above the median based on both common share assets and total managed assets. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered the Manager’s agreement to implement the Fee Waiver for a one-year period.
The Board also reviewed Contract Renewal Information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional and separate accounts. The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers, and that the Fund is subject not only to
Western Asset High Income Fund II Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
heightened regulatory requirements relative to institutional clients but also to requirements for listing on the New York Stock Exchange, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers. The Board considered the fee comparisons in view of the different services provided in managing these other types of clients and funds.
The Board considered the overall management fee, the fees of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees in each case in view of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the Sub-Advisory Fees were reasonable in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers to the Fund under the Management Agreement and the Sub-Advisory Agreements, respectively.
Manager Profitability
The Board, as part of the Contract Renewal Information, received an analysis of the profitability to the Manager and its affiliates in providing services to the Fund for the Manager’s fiscal years ended September 30, 2024 and September 30, 2023. The Board also received profitability information with respect to the Franklin Templeton fund complex as a whole. In addition, the Board received Contract Renewal Information with respect to the Manager’s revenue and cost allocation methodologies used in preparing such profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability to each of the Sub-Advisers was not considered to be a material factor in the Board’s considerations since the Sub-Advisory Fee is paid by the Manager in the case of Western Asset and by Western Asset in the case of Western Asset London and Western Asset Singapore, not the Fund, although the Board noted the affiliation of the Manager with the Sub-Advisers. The profitability of the Manager and its affiliates was considered by the Board to be reasonable in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board received and discussed Contract Renewal Information concerning whether the Manager realizes economies of scale if the Fund’s assets grow. The Board noted that because the Fund is a closed-end fund it has limited ability to increase its assets. The Board determined that the management fee structure was appropriate under the circumstances. For similar reasons as stated above with respect to the Sub-Advisers’ profitability and the costs of the Sub-Advisers’ provision of services, the Board did not consider the potential for

Western Asset High Income Fund II Inc.

economies of scale in the Sub-Advisers’ management of the Fund to be a material factor in the Board’s consideration of the Sub-Advisory Agreements.
Other Benefits to the Manager and the Sub-Advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Fund’s stockholders. In view of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates, including the Sub-Advisers, were reasonable.
Western Asset High Income Fund II Inc.

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders of Western Asset High Income Fund II Inc. was held on September 19, 2025, for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Proposal 1. Amend the charter of the Fund to increase the total number of authorized shares of capital stock from 100,000,000 shares to 200,000,000 shares

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
55,038,780	6,085,478	1,541,300	N/A
Proposal 2. Election of Directors

Nominees	FOR	WITHHELD	ABSTAIN
Carol L. Colman	58,425,290	2,310,494	1,929,774
Peter Mason	58,536,638	2,140,713	1,988,207
Jane Trust	58,467,300	2,280,856	1,917,402
At the Meeting, Mses. Colman and Trust and Mr. Mason, were each duly elected by the shareholders to serve as Class III Directors of the Fund until the 2028 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.
At October 31, 2025, in addition to Mses. Colman and Trust and Mr. Mason, the other Directors of the Fund were as follows:
Robert D. Agdern
Anthony Grillo
Eileen A. Kamerick
Nisha Kumar
Hillary A. Sale
Proposal 3. Ratification of Selection of Independent Registered Public Accountants
To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended April 30, 2026.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
60,218,162	1,448,549	998,847	N/A

Western Asset High Income Fund II Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock- holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:
(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.
(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such
Western Asset High Income Fund II Inc.

Dividend reinvestment plan (unaudited) (cont’d)
withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.
Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

Western Asset High Income Fund II Inc.

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Western Asset
High Income Fund II Inc.
Directors
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset High Income Fund II Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
HIX

Western Asset High Income Fund II Inc.
Western Asset High Income Fund II Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset High Income Fund II Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
90148-S 12/25

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Income Fund II Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 29, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	December 29, 2025